Consolidated Subsidiaries - Summary of Significant Restrictions on Abilities to Subsidiaries (Details) ₩ in Billions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Gyeonggi Green Energy Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Acquisition or disposal of assets of more than ￦35 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the Company.
Assets to which significant restrictions apply	₩ 35
KOSPO Youngnam Power [Member]
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends can only be paid when all conditions of the loan agreement are satisfied, or prior written consent of financial institutions is obtained. Group’s shares cannot be wholly or partially transferred without prior written consent of financial institutions.
Jeongam Wind Power Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends can only be paid when all conditions of the loan agreement are satisfied, and payments to the contracting party may be restricted depending on the financial management priority of the contract. Group’s shares cannot be wholly or partially transferred without prior consent of other stakeholders including shareholders or financial institutions.
Jeongam Wind Power Co., Ltd. | Shareholders agreements [member]
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	When the Company requests other shareholders to transfer shares after the completion of the power generation complex, the Company has a right to purchase the shares at fair value.
Incheon Fuel Cell Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Acquisition or disposal of assets of more than ￦20 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the Company.
Assets to which significant restrictions apply	₩ 20
Gyeongju Wind Power Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends and settlement amounts for O&M and renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.
Korea Offshore Wind Power Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Principals and interest payments on subordinated loans or dividends and settlement amounts for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.
Jeju Hanlim Offshore Wind Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Prior approval from the lender is required when withdrawing funds (major expenditure, REC settlement, dividend payment, etc.) according to the loan agreement.
Yeongdeok Sunrise Wind Power Co., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends can only be paid when all conditions of the loan agreement are satisfied.
Columboola Solar Farm Hold Co Pty., Ltd.
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	Dividends can only be paid when all conditions of the loan agreement are satisfied.
Columboola Solar Farm Hold Co Pty., Ltd. | Shareholders agreements [member]
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	The Company holds a call option to purchase the shares held by another shareholder at 80% of the stock’s valuation in the event of a breach of obligation specified in the shareholder agreement.
Changjuk Wind Power Co., Ltd. | Shareholders agreements [member]
Disclosure Of Significant Restrictions On Abilities To Subsidiaries Explanatory [Line Items]
Description of significant restrictions on entity's ability to access or use assets and settle liabilities of group	When other shareholders want to sell their shares after the performance guarantee period of wind power generators stipulated in the equipment supply contract is completed, the Company has an obligation to purchase the shares at fair value after consulting with the parties on the timing and size of the acquisition, taking in to account financial conditions, business conditions, and other circumstances.